Schedule of Estimated amortization expenses (Details)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ (651,035)
2025	(651,035)
2026	(651,035)
2027	(565,450)
2028	(459,009)
Total	$ (2,977,564)